UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                                 as of December 31, 2016 (Unaudited)

Deutsche Real Assets Fund

	Shares	Value ($)
Common Stocks 83.1%
Consumer Staples 0.7%
Food Products
Bunge Ltd.	16,623	1,200,845
Energy 13.0%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	14,386	1,207,705
Oil, Gas & Consumable Fuels 12.3%
Cheniere Energy, Inc.*	44,503	1,843,759
Enbridge Energy Management LLC*	107,655	2,788,265
EOG Resources, Inc.	8,114	820,325
Inter Pipeline Ltd.	123,057	2,716,575
Kinder Morgan, Inc.	166,089	3,439,703
Koninklijke Vopak NV	26,647	1,259,608
Marathon Petroleum Corp.	28,201	1,419,920
Pembina Pipeline Corp.	138,700	4,334,601
Snam SpA	304,175	1,253,881
TOTAL SA	24,638	1,262,447
Williams Companies, Inc.	32,149	1,001,120
		22,140,204
Health Care 0.9%
Health Care Providers & Services
Chartwell Retirement Residences (Units)	157,074	1,713,875
Industrials 12.1%
Building Products 0.2%
USG Corp.*	15,398	444,694
Commercial Services & Supplies 1.3%
Waste Management, Inc.	32,285	2,289,330
Construction & Engineering 0.7%
Ferrovial SA	67,625	1,211,758
Machinery 0.5%
Kubota Corp.	59,400	847,086
Road & Rail 3.6%
Canadian National Railway Co.	34,725	2,336,983
Canadian Pacific Railway Ltd.	15,684	2,239,205
Union Pacific Corp.	18,435	1,911,341
		6,487,529
Transportation Infrastructure 5.8%
China Merchants Port Holdings Co., Ltd.	576,758	1,431,810
Flughafen Zuerich AG (Registered)	8,472	1,572,393
Japan Airport Terminal Co., Ltd.	48,147	1,738,414
Sydney Airport (Units)	466,700	2,018,999
Transurban Group (Units)	504,164	3,759,554
		10,521,170
Information Technology 0.6%
IT Services
InterXion Holding NV*	30,241	1,060,552
Materials 5.0%
Chemicals 2.0%
Akzo Nobel NV	20,242	1,266,463
Celanese Corp. "A"	15,448	1,216,376
Dow Chemical Co.	19,309	1,104,861
		3,587,700
Construction Materials 0.9%
Vulcan Materials Co.	12,933	1,618,565
Metals & Mining 2.1%
Glencore PLC*	365,190	1,250,861
Lundin Mining Corp.*	282,577	1,346,958
Newmont Mining Corp.	38,529	1,312,683
		3,910,502
Real Estate 40.2%
Equity Real Estate Investment Trusts (REITs) 30.7%
American Campus Communities, Inc.	8,282	412,195
American Homes 4 Rent "A"	27,027	567,026
American Tower Corp.	52,789	5,578,742
Brixmor Property Group, Inc.	57,102	1,394,431
CoreSite Realty Corp.	21,741	1,725,583
Corporate Office Properties Trust	30,627	956,175
Crown Castle International Corp.	67,193	5,830,337
CubeSmart	91,335	2,445,038
DiamondRock Hospitality Co.	77,255	890,750
Duke Realty Corp.	24,564	652,420
DuPont Fabros Technology, Inc.	44,933	1,973,907
Equity Residential	3,726	239,805
Essex Property Trust, Inc.	936	217,620
Frasers Logistics & Industrial Trust	2,090,800	1,335,490
Gecina SA	9,782	1,353,248
General Growth Properties, Inc.	50,089	1,251,223
Global One Real Estate Investment Corp.	126	472,037
Great Portland Estates PLC	175,417	1,448,621
Healthcare Trust of America, Inc. "A"	30,000	873,300
Host Hotels & Resorts, Inc.	49,335	929,471
Investa Office Fund	454,174	1,546,804
Japan Real Estate Investment Corp.	169	919,513
Klepierre	65,835	2,589,802
Land Securities Group PLC	185,622	2,444,401
Link REIT	202,038	1,313,212
Mid-America Apartment Communities, Inc.	8,646	846,616
Mirvac Group	659,809	1,015,197
Mori Hills REIT Investment Corp.	317	428,150
Prologis, Inc.	40,878	2,157,950
Public Storage	4,645	1,038,157
Scentre Group	349,805	1,171,359
Segro PLC	171,000	968,051
Simon Property Group, Inc.	10,013	1,779,010
Spirit Realty Capital, Inc.	154,285	1,675,535
Sunstone Hotel Investors, Inc.	59,416	906,094
Urban Edge Properties	33,943	933,772
Ventas, Inc.	27,013	1,688,853
Vornado Realty Trust	11,774	1,228,852
		55,198,747
Real Estate Management & Development 9.5%
ADO Properties SA 144A	31,012	1,047,180
BUWOG AG*	68,638	1,595,023
CapitaLand Ltd.	341,700	713,032
Cheung Kong Property Holdings Ltd.	269,796	1,651,826
City Developments Ltd.	458,500	2,622,707
Fabege AB	118,520	1,938,000
First Capital Realty, Inc.	94,729	1,458,346
Hang Lung Properties Ltd.	639,788	1,356,041
Kungsleden AB	135,398	858,991
Mitsui Fudosan Co., Ltd.	96,438	2,233,074
PSP Swiss Property AG (Registered)	4,305	371,987
Sino Land Co., Ltd.	843,213	1,263,611
		17,109,818
Utilities 10.6%
Electric Utilities 1.3%
Eversource Energy	41,814	2,309,387
Gas Utilities 4.6%
Enagas SA	87,069	2,214,030
ENN Energy Holdings Ltd.	418,162	1,723,181
Infraestructura Energetica Nova SAB de CV	618,803	2,695,555
Toho Gas Co., Ltd.	127,000	1,032,575
Tokyo Gas Co., Ltd.	151,844	686,825
		8,352,166
Multi-Utilities 2.4%
National Grid PLC	89,020	1,044,680
Sempra Energy	32,827	3,303,709
		4,348,389
Water Utilities 2.3%
Severn Trent PLC	79,097	2,167,461
United Utilities Group PLC	168,720	1,877,051
		4,044,512
Total Common Stocks (Cost $152,730,179)		149,604,534
Exchange-Traded Funds 2.9%
iShares Global Energy ETF	44,594	1,551,871
iShares Global Materials ETF	39,226	2,150,761
SPDR S&P Global Natural Resources ETF	35,345	1,452,330
Total Exchange-Traded Funds (Cost $4,965,706)		5,154,962
	Principal Amount ($)	Value ($)
Government & Agency Obligations 5.5%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
1.375%, 2/15/2044	923,798	1,008,151
2.5%, 1/15/2029	1,065,279	1,284,890
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2018	1,482,251	1,495,733
0.125%, 4/15/2019	1,292,673	1,308,809
0.125%, 1/15/2023	1,687,265	1,674,803
0.625%, 7/15/2021	1,170,826	1,208,176
0.625%, 1/15/2024	835,079	849,752
U.S. Treasury Note, 0.75%, 2/28/2018	1,074,200	1,071,682
Total Government & Agency Obligations (Cost $9,975,054)		9,901,996
Short-Term U.S. Treasury Obligations 7.2%
U.S. Treasury Bills:
0.3% **, 1/12/2017 (a)	2,754,000	2,753,725
0.44% **, 4/13/2017 (a)	1,729,000	1,726,401
0.45% **, 2/9/2017 (a)	2,406,000	2,404,893
0.458% **, 6/22/2017 (a)	2,412,000	2,404,945
0.495% **, 3/16/2017 (a)	2,000,000	1,998,000
0.64% **, 10/12/2017 (a)	1,613,000	1,603,338
Total Short-Term U.S. Treasury Obligations (Cost $12,894,520)		12,891,302
	Shares	Value ($)
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 0.49% (b) (Cost $2,631,584)	2,631,584	2,631,584
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $183,197,043) †	100.1	180,184,378
Other Assets and Liabilities, Net	(0.1)	(227,632)
Net Assets	100.0	179,956,746

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $193,535,751. At December 31, 2016, net unrealized depreciation for all securities based on tax cost was $13,351,373. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,877,235 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,228,608.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At December 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	1/31/2017	22	1,250,040	222,594
Coffee C Futures	USD	3/21/2017	19	976,481	(186,376)
Copper Futures	USD	3/13/2017	5	691,844	(43,203)
Gold 100 oz. Futures	USD	2/24/2017	16	1,842,720	(128,843)
Lean Hogs Futures	USD	2/14/2017	37	979,020	177,854
Live Cattle Futures	USD	4/28/2017	31	1,420,730	106,662
Natural Gas Futures	USD	2/24/2017	14	515,760	24,451
Nickel Futures	USD	1/16/2017	16	957,600	(142,955)
Silver Futures	USD	3/29/2017	25	1,998,625	(203,942)
Soybean Futures	USD	3/14/2017	18	903,600	(30,663)
Soybean Meal Futures	USD	3/14/2017	9	284,940	(2,192)
Sugar Futures	USD	2/28/2017	22	480,726	(61,184)
WTI Light Sweet Crude Oil Futures	USD	1/20/2017	23	1,235,560	51,900
Zinc Futures	USD	1/16/2017	21	1,345,838	(66,501)
Total net unrealized depreciation					(282,398)

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2016, the Fund held $15,188,304 in the Subsidiary, representing 8.4% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$1,200,845	$—	$—	$1,200,845
Energy	19,571,973	3,775,936	—	23,347,909
Health Care	1,713,875	—	—	1,713,875
Industrials	9,221,553	12,580,014	—	21,801,567
Information Technology	1,060,552	—	—	1,060,552
Materials	6,599,443	2,517,324	—	9,116,767
Real Estate	39,651,208	32,657,357	—	72,308,565
Utilities	8,308,651	10,745,803	—	19,054,454
Exchange-Traded Funds	5,154,962	—	—	5,154,962
Government & Agency Obligations	—	9,901,996	—	9,901,996
Short-Term U.S. Treasury Obligations	—	12,891,302	—	12,891,302
Short-Term Investments	2,631,584	—	—	2,631,584
Derivatives (c)
Futures Contracts	583,461	—	—	583,461
Total	$95,698,107	$85,069,732	$—	$180,767,839
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Futures Contracts	$(865,859)	$—	$—	$(865,859)
Total	$(865,859)	$—	$—	$(865,859)

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$ (282,398)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Assets Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017